18. Taxes payable (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Payable Tables
Schedule of taxes payable
	12/31/2018	12/31/2017
PIS and COFINS	43,237	40,036
Installment payments - PRT and PERT	23,858	68,596
Withholding income tax on salaries	34,883	32,070
ICMS	46,952	45,492
IRPJ and CSLL payable	8,991	5,299
Other	8,440	9,654
Total	166,361	201,147

Current	111,702	134,951
Noncurrent	54,659	66,196